Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025 USD ($)
Lessee, Lease, Description [Line Items]
Percentage of lease payments discounted incremental borrowing rate	9.94%
Operating right-of-use assets obtained in exchange for new operating lease liabilities	$ 216,358
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease term	72 months
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lease term	24 months